Disposition of Real Estate Assets	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposition of Real Estate Assets

NOTE 3. DISPOSITION OF REAL ESTATE ASSETS

As of December 31, 2010, we had nine non-medical properties classified as real estate held for sale totaling $7,191,821. Pursuant to the reverse merger on September 29, 2010 (the “Acquisition”) with CapTerra Financial Group, Inc. (“CapTerra”), it was determined that all non-medical real estate assets, which were all related to the legacy CapTerra business, would be disposed of by us as the surviving entity in order to continue to focus on healthcare real estate.

On March 25, 2011, we transferred our interests in the nine subsidiaries holding these real estate assets to CDA, a subsidiary of BOCO, in exchange for assuming our related party senior notes with BOCO and GDBA and the credit facility with First Citizens Bank. The transaction resulted in a loss of $13,461. All debt assumed by CDA was no longer an obligation of ours as of March 25, 2011. CDA also assumed all future contingencies related to this transaction.